Contract Liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Contract Liabilities
27. Contract Liabilities
The contract liabilities in the amount of €205 thousand (December 31, 2021: €307 thousand) consist of payments made by customers in fiscal year 2022 and 2021 presented in accordance with IFRS 15.